Fair Value of Financial Instruments - Reconciliation of the changes in fair value liabilities, Level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities at beginning of period	$ 3,890,436	$ 3,930,089
Liabilities at end of period	4,140,732	3,890,436
Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities at beginning of period	0	50,513
Fair value change recorded in unrealized gain (loss) on derivative instruments	0	(50,513)
Liabilities at end of period	$ 0	$ 0